Cash and cash equivalents (Schedule of Cash and Cash Equivalents) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($) [1]	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Disclosure of financial assets [line items]
Short-term bank deposits	₪ 104,090	$ 28,541	₪ 126,873
Cash in bank	18,848	5,168	10,593
Cash and cash equivalents	₪ 122,938	$ 33,709	₪ 137,466	$ 37,693		₪ 150,607	₪ 195,718

[1]	Convenience Translation into US Dollars.